DESCRIPTION OF THE PLAN - Company Profit Sharing (Details) - North America 401(k) Savings Plan	12 Months Ended
Dec. 31, 2025 USD ($)
DESCRIPTION OF THE PLAN
Minimum service period for company profit sharing	1 year
Discretionary profit sharing contribution vesting percentage	100.00%
Minimum service period as of January 1, 2002, for higher profit-sharing allocation	10 years
Profit sharing contribution	$ 0